Port Street Quality Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 58.7%	Shares	Value
Communication Services - 9.7%
Alphabet, Inc. - Class A	52,038	$9,170,657
Walt Disney Co.	70,635	8,759,446
		17,930,103

Consumer Discretionary - 3.5%
Home Depot, Inc.	8,306	3,045,312
Starbucks Corp.	38,200	3,500,266
		6,545,578

Consumer Staples - 8.0%
Diageo plc - ADR	24,293	2,449,706
PepsiCo, Inc.	13,354	1,763,262
Procter & Gamble Co.	15,700	2,501,324
Unilever plc - ADR	132,705	8,117,565
		14,831,857

Financials - 5.9%
Berkshire Hathaway, Inc. - Class B (a)	16,889	8,204,169
Visa, Inc. - Class A	7,733	2,745,602
		10,949,771

Health Care - 13.6%
Eli Lilly & Co.	2,774	2,162,416
Johnson & Johnson	29,900	4,567,225
Medtronic plc	83,200	7,252,544
Novo Nordisk - ADR	87,391	6,031,727
Roche Holding AG - ADR	130,352	5,313,148
		25,327,060

Industrials - 6.0%
C.H. Robinson Worldwide, Inc.	40,000	3,838,000
General Dynamics Corp.	15,006	4,376,650
RTX Corp.	19,876	2,902,293
		11,116,943

Information Technology - 12.0%
Accenture PLC - Class A	11,262	3,366,099
ASML Holding NV	4,809	3,853,884
Microsoft Corp.	21,738	10,812,699
Oracle Corp.	19,133	4,183,048
		22,215,730
TOTAL COMMON STOCKS (Cost $66,071,931)		108,917,042

SHORT-TERM INVESTMENTS - 38.6%		Value
U.S. Treasury Bills - 38.6%	Par
4.24%, 07/24/2025 (b)	25,000,000	24,933,515
4.30%, 08/21/2025 (b)	23,000,000	22,860,071
4.25%, 09/30/2025 (b)	24,000,000	23,745,352
TOTAL SHORT-TERM INVESTMENTS (Cost $71,539,294)		71,538,938

TOTAL INVESTMENTS - 97.3% (Cost $137,611,225)		180,455,980
Other Assets in Excess of Liabilities - 2.7%		4,913,481
TOTAL NET ASSETS - 100.0%		$185,369,461
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Port Street Quality Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	108,917,042	–	–	108,917,042
U.S. Treasury Bills	–	71,538,938	–	71,538,938
Total Investments	108,917,042	71,538,938	–	180,455,980

Refer to the Schedule of Investments for further disaggregation of investment categories.